Significant accounting policies	12 Months Ended
May 31, 2019
Significant accounting policies
Significant accounting policies

3.      Significant accounting policies

The significant accounting policies used by the Company are as follows:

a.     Revenue

Revenue is measured based on the consideration that the Company expects to be entitled to in exchange for transferring promised goods. Revenue from the sale of goods is recognized when control of the goods has transferred, which is determined by respective shipping terms and certain additional considerations. Invoices are generally issued at the time of delivery (which is when the Company has satisfied its performance obligation under the arrangement). The Company does not have performance obligations subsequent to delivery on the sale of goods to customers and revenues from sale of goods are recognized upon passing of control to the customer.

Amounts disclosed as net revenue are net of sales tax, duty tax, allowances, discounts and rebates.

c.     Cash and cash equivalents

Cash and cash equivalents are comprised of cash and highly liquid investments that are readily convertible into known amounts of cash and are subject to insignificant risk of changes in value.

d.     Marketable securities

Marketable securities are comprised of liquid investments in federal, provincial and/or corporate bonds with maturities less than 3.5 years. Marketable securities are recognized initially at fair value and subsequently adjusted to fair value through profit or loss (“FVTPL”).

e.     Inventory

Inventory is valued at the lower of cost and net realizable value. Cost is determined using the weighted average method. The capitalized cost of inventory includes the direct and indirect costs initially capitalized to biological assets before the transfer to inventory. The capitalized cost also includes subsequent costs such as materials, labour and amortization expense on equipment involved in packaging, labelling and inspection. The total cost of inventory also includes a fair value adjustment which represents the fair value of the biological asset at the time of harvest. All direct and indirect costs related to inventory are capitalized as they are incurred, and they are subsequently recorded within ‘production costs’ on the statements of income and comprehensive income at the time cannabis is sold, the realized fair value amounts included in inventory sold are recorded as a separate line on the statements of income and comprehensive income.

f.     Biological assets

The Company’s biological assets consist of cannabis plants which are not yet harvested. These biological assets are measured at fair value less costs to sell. The Company capitalizes all related direct costs of growing materials as well as other indirect costs of production such as utilities and supplies used in the growing process. Indirect labour for individuals involved in the growing and quality control process is also included, as well as amortization on production equipment and overhead costs to the extent it is associated with the growing space. All direct and indirect costs of biological assets are capitalized as they are incurred, and subsequently transferred to inventory at the point of harvest. Unrealized fair value gains on growth of biological assets are recorded in a separate line on the face of the statements of income and comprehensive income and subsequently transferred to inventory at the point of harvest.

g.      Assets held for sale

Assets and liabilities held for disposal are no longer amortized and are presented separately in the statement of financial position at the lower of their carrying amount and fair value less costs to sell. An asset is regarded as held for sale if its carrying amount will be recovered principally through a sale transaction, rather than through continuing use. For this to be the case, the asset must be available for immediate sale and its sale must be highly probable.

h.     Capital assets

Capital assets are stated at cost, net of accumulated amortization and accumulated impairment losses, if any.

Amortization is calculated using the following terms and methods:

Asset type	Amortization method	Amortization term
Land	Not amortized	No term
Production facility	Straight-line	15 – 20 years
Equipment	Straight-line	3 – 10 years
Leasehold improvements	Straight-line	Over lease term
Construction in progress	Not amortized	No term

An item of equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in the consolidated statements of income and comprehensive income in the year the asset is derecognized.

The assets’ residual values and useful lives are reviewed at each financial year end and adjusted prospectively if appropriate.

i.     Intangible assets

Intangible assets are stated at cost, net of accumulated amortization and accumulated impairment losses, if any.

Amortization is calculated using the following terms and methods:

Asset type	Amortization method	Amortization term
Customer relationships	Straight-line	3 – 10 years
Corporate website	Straight-line	2 years
Licences, permits & applications	Straight-line	90 months – indefinite
Non-compete agreements	Straight-line	Over term of non-compete
Intellectual property, trademarks & brands	Straight-line	15 months – 20 years

The estimated success of applications and useful life are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

Following initial recognition, intangible assets with indefinite useful lives are carried at cost less any accumulated impairment losses.

j.      Goodwill

Goodwill represents the excess of the purchase price paid for the acquisition of subsidiaries over the fair value of the net tangible and intangible assets acquired. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses.

k.      Impairment of non-financial assets

Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

For the purpose of testing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating unit, or “CGU”). An impairment loss is recognized for the amount, if any, by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of the asset’s fair value less cost to sell and the value in use (being the present value of expected future cash flows of the asset or CGU). Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount and the carrying amount that would have been recorded had no impairment loss been previously recognized,with the exception of goodwill and indefinite lived intangible assets.

l.     Income taxes

Income tax expense consisting of current and deferred tax expense is recognized in the consolidated statements of income and comprehensive income. Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax assets and liabilities and the related deferred income tax expense or recovery are recognized for deferred tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that substantive enactment occurs.

A deferred tax asset is recognized to the extent that it is probable that future taxable income will be available against which the asset can be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

m.      Earnings per share

Basic earnings per share is calculated using the weighted average number of common shares outstanding during the year. The dilutive effect on earnings per share is calculated presuming the exercise of outstanding options, warrants, convertible debentures and similar instruments. It assumes that the proceeds of such exercise would be used to repurchase common shares at the average market price during the year. However, the calculation of diluted loss per share excludes the effects of various conversions and exercise of options and warrants that would be anti-dilutive.

n.    Share-based compensation

The Company has an omnibus long-term incentive plan which includes issuances of stock options, restricted share units and deferred share units in place. The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense over the vesting period based on the Company’s estimate of equity instruments that will eventually vest. Fair value is measured using the Black-Scholes option pricing model. Expected forfeitures are estimated at the date of grant and subsequently adjusted if further information indicates actual forfeitures may vary from the original estimate. Any revisions are recognized in the consolidated statements of income and comprehensive income such that the cumulative expense reflects the revised estimate.

o.     Research and development

Research costs are expensed as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development to use or sell the asset. Other development expenditures that do not meet the above criteria are recognized in the consolidated statements of income and comprehensive income as incurred.

p.     Financial instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provision of the respective instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities, other than financial assets and financial liabilities at FVTPL , are included in the initial carrying value of the related instrument and are amortized using the effective interest method. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognized immediately in profit or loss.

Fair value estimates are made at the consolidated statement of financial position date based on relevant market information and information about the financial instrument. The Company has made the following classifications:

Financial assets/liabilities	IFRS 9 Classification
Cash and cash equivalents	FVTPL
Marketable securities	FVTPL
Accounts receivable	amortized cost
Other receivables	amortized cost
Convertible notes receivable	FVTPL
Long-term investments	FVTPL
Promissory notes receivable	amortized cost
Accounts payable and accrued liabilities	other financial liabilities
Income taxes payable	other financial liabilities
Promissory note payable	other financial liabilities
Convertible debentures	FVTPL
Long-term debt	other financial liabilities
Derivative liability	FVTPL

(i)     FVTPL financial assets

Financial assets are classified as FVTPL when the financial asset is held for trading or it is designated as FVTPL. Financial assets classified as FVTPL are stated at fair value with any resulting gain or loss recognized in the consolidated statements of income and comprehensive income. Transaction costs are expensed as incurred.

(ii)     Amortized cost financial assets

Financial assets at amortized cost are non-derivative financial assets which are held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. A financial asset is initially measured at fair value, including transaction costs and subsequently at amortized cost.

(iii)     Impairment of financial assets

Financial assets, other than those at FVTPL, are assessed for indicators of impairment at the end of each reporting period. Financial assets are impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been impacted.

The carrying amount of all financial assets, excluding trade receivables, is directly reduced by the impairment loss. The carrying amount of trade receivables is reduced through the use of an allowance account. When a trade receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in the consolidated statements of income and comprehensive income. With the exception of FVOCI equity instruments, if, in a subsequent period, the amount of the impairment loss decreases and the decrease relates to an event occurring after the impairment was recognized; the previously recognized impairment loss is reversed through the consolidated statements of income and comprehensive income.

(iv)     Financial liabilities and other financial liabilities

Financial liabilities are classified as either financial liabilities at FVTPL or at amortized cost. Financial liabilities at FVTPL are stated at fair value, with changes being recognized through the consolidated statements of income and comprehensive income. Other financial liabilities are initially measured at fair value, net of transaction costs, and are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.

(v)     Embedded derivatives

Embedded derivatives are separated from the host contract and accounted for separately if certain criteria are met. Derivatives are initially measured at fair value; any directly attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value and changes therein are recognised in profit or loss.

(vi)     Determination on fair value of long-term investments

All long-term investments (other than Level 3 warrants) are initially recorded at the transaction price, being the fair value at the time of acquisition. Thereafter, at each reporting period, the fair value of an investment is adjusted using one or more of the valuation indicators described below.

q.     Critical accounting estimates and judgments

The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, and revenue and expenses. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the review affects both current and future periods.

Long-term investments and convertible notes receivable

The determination of fair value of the Company’s long-term investments and convertible notes receivable at other than initial cost is subject to certain limitations. Financial information for private companies in which the Company has investments may not be available and, even if available, that information may be limited and/or unreliable.

Use of the valuation approach described below may involve uncertainties and determinations based on the Company’s judgment and any value estimated from these techniques may not be realized or realizable.

Company-specific information is considered when determining whether the fair value of a long-term investment or convertible notes receivable should be adjusted upward or downward at the end of each reporting period. In addition to company-specific information, the Company will take into account trends in general market conditions and the share performance of comparable publicly-traded companies when valuing long-term investments and convertible notes receivable.

The fair value of long-term investments and convertible notes receivable may be adjusted if:

•

There has been a significant subsequent equity financing provided by outside investors at a valuation different than the current value of the investee company, in which case the fair value of the investment is set to the value at which that financing took place;

•

There have been significant corporate, political, or operating events affecting the investee company that, in management’s opinion, have a material impact on the investee company’s prospects and therefore its fair value. In these circumstances, the adjustment to the fair value of the investment will be based on management’s judgment and any value estimated may not be realized or realizable;

•	The investee company is placed into receivership or bankruptcy;
•	Based on financial information received from the investee company, it is apparent to the Company that the investee company is unlikely to be able to continue as a going concern;
•

Important positive/negative management changes by the investee company that the Company’s management believes will have a positive/negative impact on the investee company’s ability to achieve its objectives and build value for shareholders.

Adjustment to the fair value of a long-term investment and convertible notes receivable will be based upon management’s judgment and any value estimated may not be realized or realizable. The resulting values for non-publicly traded investments may differ from values that would be realized if a ready market existed.

Biological assets and inventory

Management is required to make a number of estimates in calculating the fair value less costs to sell of biological assets and harvested cannabis inventory. These estimates include a number of assumptions such as estimating the stage of growth of the cannabis, harvesting costs, sales price, and expected yields.

Estimated useful lives, impairment considerations and amortization of capital and intangible assets

Amortization of capital and intangible assets is dependent upon estimates of useful lives based on management’s judgment.

Goodwill and indefinite life intangible asset impairment testing requires management to make estimates in the impairment testing model. On an annual basis, the Company tests whether goodwill and indefinite life intangible assets are impaired.

Impairment of definite long-lived assets is influenced by judgment in defining a CGU and determining the indicators of impairment, and estimates used to measure impairment losses

The recoverable value of goodwill, indefinite and definite long-lived assets is determined using discounted future cash flow models, which incorporate assumptions regarding future events, specifically future cash flows, growth rates and discount rates.

Share-based compensation

The fair value of share-based compensation expenses are estimated using the Black-Scholes option pricing model and rely on a number of estimates, such as the expected life of the option, the volatility of the underlying share price, the risk free rate of return, and the estimated rate of forfeiture of options granted.

Business combinations

Judgement is used in determining whether an acquisition is a business combination or an asset acquisition. In determining the allocation of the purchase price in a business combination, including any acquisition-related contingent consideration, estimates including market based and appraisal values are used. The contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or liability is remeasured at subsequent reporting dates in accordance with IAS 39, or IAS 37, as appropriate, with the corresponding gain or loss being recognized in profit or loss.

The Company measures all assets acquired and liabilities assumed at their acquisition-date fair values. Non-controlling interests in the acquiree are measured on the basis of the non-controlling interests’ proportionate share of this equity in the acquiree’s identifiable net assets. Acquisition-related costs are recognized as expenses in the periods in which the costs are incurred and the services are received (except for the costs to issue debt or equity securities which are recognized according to specific requirements). The excess of the aggregate of (a) the consideration transferred to obtain control, the amount of any non-controlling interest in the acquire over (b) the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed, is recognized as goodwill as of the acquisition date.

Convertible debentures

The fair value of the convertible debentures is determined using the quoted price in the over-the-counter broker market. As the convertible debentures are classified as FVTPL, the subsequent interest as well as change in the fair value will flow through the consolidated statements of comprehensive income.

r.     New standards and interpretations applicable effective June 1, 2018

IFRS 9 - Financial Instruments; Classification and Measurement, effective for annual periods beginning on or after January 1, 2018, with early adoption permitted, introduces new requirements for the classification, measurement and derecognition of financial instruments and introduces a new impairment model for financial assets.

Under IFRS 9, financial instruments are initially measured at fair value plus, in the case of a financial asset or financial liability not at fair value through profit or loss, transaction costs. Subsequently, all assets within scope of IFRS 9 are measured at:

(i)	Amortized cost;
(ii)	Fair value through other comprehensive income (“FVOCI”); or
(iii)	Fair value through profit or loss (“FVTPL”).

The classification is based on whether the contractual cash flows give rise to payments on specified dates that are solely payments of principal and interest (the “SPPI test”), and the objective of the Company’s business model is to hold assets only to collect cash flows, or to collect cash flows and to sell (the “Business Model test”). Financial assets are required to be reclassified only when the business model under which they are managed has changed. All reclassifications are to be applied prospectively from the reclassification date.

The impairment requirements under IFRS 9 are based on an expected credit loss (“ECL”) model, replacing the IAS 39 incurred loss model. The expected credit loss model applies to debt instruments recorded at amortized cost or at FVOCI, such as loans, debt, securities and trade receivables, lease receivables and most loan commitments and financial guarantee contracts.

The following table summarizes the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Company’s financial assets and financial liabilities:

Financial assets/liabilities	IAS 39 Classification	IFRS 9 Classification
Cash and cash equivalents	FVTPL	FVTPL
Marketable securities	FVTPL	FVTPL
Accounts receivable	loans and receivables	amortized cost
Other receivables	loans and receivables	amortized cost
Convertible notes receivable	AFS	FVTPL
Long-term investments	FVTPL	FVTPL
Accounts payable and accrued liabilities	other financial liabilities	other financial liabilities
Income taxes payable	other financial liabilities	other financial liabilities
Promissory note payable	other financial liabilities	other financial liabilities
Long-term debt	other financial liabilities	other financial liabilities
Derivative liability	derivative financial instruments	FVTPL

There were no other changes on adoption aside from the above classification changes.

IFRS 15 - Revenue from Contracts with Customers; effective for annual periods beginning on or after January 1, 2018, specifies how and when to recognize revenue, based on five-step model, and enhances relevant disclosures to be applied to all contracts with customers.

The Company has applied IFRS 15 retrospectively and determined that there is no change to the comparative periods or transitional adjustments required as a result of the adoption of this standard. The Company’s accounting policy for revenue recognition under IFRS 15 is as follows:

To recognize revenue under IFRS 15, the Company applies the following five steps:

1.	Identify the contract(s) with a customer
2.	Identify the performance obligations in the contract
3.	Determine the transaction price
4.	Allocate the transaction price to the performance obligations in the contract
5.	Recognize revenue when or as the Company satisfies a performance obligation

Revenue from the direct sale of goods to customers for a fixed price is recognized when the company transfers control of the good to the customer.

s.      New standards and interpretations issued but not yet adopted

IFRS 16 – Leases; in January 2016, the IASB issued IFRS 16, which specifies how an IFRS reporter will recognise, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognise assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. Lessors continue to classify leases as operating or finance, with IFRS 16’s approach to lessor accounting substantially unchanged from its predecessor, IAS 17. IFRS 16 is effective for annual reporting periods beginning on or after January 1, 2019, and a lessee shall either apply IFRS 16 with full retrospective effect or alternatively not restate comparative information but recognise the cumulative effect of initially applying IFRS 16 as an adjustment to opening equity at the date of initial application. Based on its current assets, relationship with other entities interests and investments, no significant impact is anticipated from the new standard.

There are no other standards that are not yet effective and that would be expected to have a material impact on the Company in the current or future reporting periods and on foreseeable future transactions.

The Company has reclassified certain immaterial items on the comparative consolidated statements of financial position, consolidated statements of income and comprehensive income, and consolidated statements of cash flows to improve clarity.